The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows: (Details) - T U R N O N G R E E N I N C [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory Rate	21.00%	21.00%
State Tax	6.98%	6.53%
Permanent Differences		(0.06%)
Changes in VA	(16.87%)	(26.18%)
True-ups	(11.11%)	(1.29%)
Total	0.00%	0.00%